CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, except Share data, unless otherwise specified	Feb. 28, 2014	Feb. 28, 2013
Current Assets
Cash and cash equivalents	$ 18,992	$ 22,959
Trade receivables	17,408	35,452
Inventory	30,416	32,722
Other current assets	5,909	6,077
Contingent receivable		13,843
Deferred tax asset	69	69
Total Current Assets	72,794	111,122
Long Term Assets
Property and equipment	3,168	7,444
Deferred tax asset	1,536	1,581
Deferred financing cost	60	149
Intangible assets	1,635	2,771
Goodwill	11,927	11,927
Total Long Term Assets	18,326	23,872
Total Assets	91,120	134,994
Current Liabilities
Accounts payable and accrued liabilities	29,964	56,962
Debt facility		15,000
Deferred revenue	984	1,163
Capital lease obligation	1,795	3,251
Contingent liabilities		255
Total Current Liabilities	32,743	76,631
Long Term Liabilities
Debt facility	15,000
Capital lease obligation		1,451
Warrant liability	1,360
Other long term liabilities	574	783
Contingent liabilities		519
Total Long Term Liabilities	16,934	2,753
Commitments
Shareholders' equity
Capital stock	198,593	179,429
Contributed surplus	7,118	6,047
Deficit	(154,505)	(120,197)
Accumulated other comprehensive loss	(9,682)	(9,685)
Total Shareholders' equity	41,524	55,594
Non-controlling interests	(81)	16
Total Equity	41,443	55,610
Total Liabilities and Equity	$ 91,120	$ 134,994
Shares issued and outstanding	58,008,746	38,048,297